Accounting Changes - Narrative (Details) - CAD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2019	Jun. 30, 2017	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Disclosure of changes in accounting estimates [line items]
Impact of change in accounting policy (Note 3)					$ 3	$ (13)
Right-of-use assets				$ 146	0
Property, plant and equipment				6,207	6,164	6,578
Finance lease liabilities	$ 32
Depreciation and amortization				590	574	635
Contract liabilities (Note 5)				14	80
Deferred income tax liabilities (Note 11)				472	501
Non-controlling interests (Note 12)				1,101	1,137
Deficit				(1,455)	(1,496)
Lease liabilities	52
Non-cancellable operating leases	83			77	80
Revisions in discount rates				16	(37)
IFRS 16
Disclosure of changes in accounting estimates [line items]
Right-of-use assets	85			146	52
Property, plant and equipment					38
Assets under finance leases	(29)
Coal generation
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment				2,120	2,172	2,457
Deficit
Disclosure of changes in accounting estimates [line items]
Impact of change in accounting policy (Note 3)					3	(14)
Change in Useful Lives Estimate | Sheerness
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization				(8)
Change in Useful Lives Estimate | Coal generation
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization				16
Change in Useful Lives Estimate | Wind and Solar
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization				11
Decommissioning and restoration | Centralia Coal Mine
Disclosure of changes in accounting estimates [line items]
Provision for decommissioning, restoration and rehabilitation costs				222			$ 141
Impairment loss				141
Alberta Mine | Change in Useful Lives Estimate
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization					38	58
Sundance Unit 1
Disclosure of changes in accounting estimates [line items]
Impairment loss		$ 20
Sundance Unit 1 | Change in Useful Lives Estimate
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization						26
Sundance Unit 2
Disclosure of changes in accounting estimates [line items]
Impairment loss			$ 38
Sundance Unit 2 | Change in Useful Lives Estimate
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization						4
IFRS 15
Disclosure of changes in accounting estimates [line items]
IFRS 16 and 15 transition adjustments(1)				15	17
Contract liabilities (Note 5)				15	$ 88	$ 62
IFRS 16
Disclosure of changes in accounting estimates [line items]
Finance lease liabilities	63
Expense relating to leases of low-value assets for which recognition exemption has been used				(1)
Termination benefits expense				4
Undiscounted operating lease payments to be received				$ 83
Revisions in discount rates	(31)
Minimum | IFRS 16
Disclosure of changes in accounting estimates [line items]
Lease liabilities	42
Maximum | IFRS 16
Disclosure of changes in accounting estimates [line items]
Lease liabilities	$ 52